As filed with the Securities and Exchange Commission on January 30, 2004

File No. 333-31172

File No. 811-05343

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under The Securities Act of 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

For Registration Under the Investment Company Act of 1940	☒
Amendment No. 118	☒

(Check Appropriate Box or Boxes)

GE Life & Annuity Separate Account 4

(Exact Name of Registrant)

GE Life and Annuity Assurance Company

(Exact Name of Depositor)

6610 West Broad Street Richmond, Virginia 23230

(Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6910

(Depositor’s Telephone Number, Including Area Code)

Heather Harker, Esq.

Vice President, Associate General Counsel and Assistant Secretary

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

(Name and Complete Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on February 9, 2004 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☒ this	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Individual Flexible Premium Variable Deferred Annuity Contracts

Explanatory Note

This Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 13 from February 3, 2004 to February 9, 2004. This Post-Effective Amendment No. 14 incorporates by reference Part A and Part B contained in Post-Effective Amendment No. 13, which was filed with the Securities and Exchange Commission on December 3, 2003.

1

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1	)(a)	Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the Establishment of Life of Virginia Separate Account 4. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1	)(a)(i)	Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(2)		Not Applicable.

(3	)(a)	Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12, 2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

	(b)	Dealer Sales Agreement. Previously filed on December 12, 2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

(4	)(a)	Contract Form P1154 4/00. Previously filed on September 2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(b)	Endorsements to Contract.

	(b)(i)	Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

	(b)(ii)	IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

	(b)(iii)	Roth IRA P5100 6/99. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

	(b)(iv)	Optional Death Benefit Rider P5135 4/00. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

	(b)(v)	Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(b)(vi)	Optional Death Benefit Rider P5152 12/00. Previously filed on February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

	(b)(vii)	Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

	(b)(viii)	Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

	(b)(ix)	Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)	(b)(x)	Death Provisions Endorsement P5221 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xi)	Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xii)	Rollup Death Benefit Rider P5223 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xiii)	Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xiv)	Joint Owner Endorsement P5227 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xv)	Annuity Cross Funded Endorsement P5228 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xvi)	Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xvii)	GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on August 19, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)	(b)(xviii)	Guaranteed Income Rider. Previously filed on December 3, 2003 with Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(5)	(a)	Form of Application. Previously filed on February 25, 2000 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(6)	(a)	Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company. Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(b)	Amended and Restated By-Laws of GE Life and Annuity Assurance Company. Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(7)		Not Applicable.

(8)	(a)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(a)(i)	Amendment to Participation Agreement Referencing Policy Form Numbers. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(a)(ii)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(a)(iii)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(a)(iv)	Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(b)	Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account, Registration No. 033-76334.

(b)(i)	Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(c)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(c)(i)	Amendment to Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(d)	Participation Agreement between Janus Capital Corporation and Life of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(e)	Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(e)(i)	Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(f)	Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(f)(i)	Amendment to Variable Insurance Products Fund III, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(g)	Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

	(g)(i)	Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

	(g)(ii)	Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

	(h)	Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity Assurance Company. Previously filed on April 28, 2000 with Post-Effective Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

	(i)	Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(j)	Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(k)	Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(l)	Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(m)	Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(n)	Participation Agreement between Franklin Templeton Variable Insurance Products Trust and GE Life and Annuity Assurance Company. Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity Assurance Company. Previously filed on September 13, 2002 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

	(o)	Participation Agreement between Greenwich Street Series Trust and GE Life and Annuity Assurance Company. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Seperate Accounts to Form N-4 Registration No. 333-31172.

(9)		Opinion of Counsel. Previously filed on December 3, 2003 with Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(10)		Consent of Independent Auditors. Previously filed on April 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4 to Form N-4 Registration No. 333-31172.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)		Power of Attorney dated January 14, 2003. Previously filed on February 18, 2003 with Post-Effective Amendment 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

Item 25.    Directors and Officers of GE Life and Annuity Assurance Company

Pamela S. Schutz	Director, President and Chief Executive Officer

Paul A. Haley	Director, Senior Vice President and Chief Actuary

Leon E. Roday(1)	Director and Senior Vice President

Elliot A. Rosenthal	Director and Senior Vice President

Geoffrey S. Stiff	Director and Senior Vice President

Thomas M. Stinson(2)	Director and Senior Vice President

Thomas E. Duffy	Senior Vice President, General Counsel and Secretary

Kelly L. Groh	Senior Vice President and Chief Financial Officer

John E. Karaffa	Vice President and Controller

Gary T. Prizzia(1)	Treasurer

(1)	The principal business address is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.
(2)	The principal business address is GE Financial Assurance, 1650 Los Gamos Drive, San Rafael, California 94903.

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contractowners

There were 10,410 owners of Qualified Contracts and 10,356 owners of Non-Qualified Contracts as of December 2, 2003.

Item 28.    Indemnification

Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

(a)  The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

(b)  The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)  Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

(d)  Expenses (including attorneys’ fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

(e)  The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

(f)  Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

(g)  The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

* * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4, 5 and 6.

(b)

Name	Address	Positions and Offices with Underwriter
Robert T. Methven	3001 Summer Street, 2nd Floor Stamford, Connecticut 06905	President and Chief Executive Officer
Victor C. Moses	601 Union St., Ste. 1300 Seattle, WA 98101	Director and Senior Vice President
Geoffrey S. Stiff	6610 W. Broad St. Richmond, VA 23230	Director and Senior Vice President
Ward E. Bobitz	6620 W. Broad St. Richmond, VA 23230	Vice President & Assistant Secretary

Name	Address	Positions and Offices with Underwriter
William E. Daner, Jr.	6610 W. Broad St. Richmond, VA 23230	Vice President, Counsel & Secretary
Gary T. Prizzia	6620 W. Broad Street Richmond, VA 23230	Treasurer
Edward J. Wiles, Jr.	3001 Summer Street, 2nd Floor Stamford, Connecticut 06905	Senior Vice President, and Chief Compliance Officer
Kelly L. Groh	6610 W. Broad Street Richmond, Virginia 23230	Chief Financial Officer
Richard P. McKenney	6620 W. Broad St. Richmond, VA 23230	Senior Vice President
John E. Karaffa	6610 W. Broad St. Richmond, VA 23230	Controller

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

(d)  GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 30th day of January, 2004.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

(Registrant)

/s/    HEATHER HARKER

By:

Heather Harker

Vice President, Associate General Counsel and Assistant Secretary

GE Life and Annuity Assurance Company

GE LIFE AND ANNUITY ASSURANCE COMPANY

(Depositor)

/s/    HEATHER HARKER

By:

Heather Harker

Vice President, Associate General Counsel and Assistant Secretary

GE Life and Annuity Assurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

* Pamela S. Schutz	Director, President and Chief Executive Officer	January 30, 2004

* Paul A. Haley	Director, Senior Vice President and Chief Actuary	January 30, 2004

* Leon E. Roday	Director and Senior Vice President	January 30, 2004

* Elliot A. Rosenthal	Director and Senior Vice President	January 30, 2004

* Geoffrey S. Stiff	Director and Senior Vice President	January 30, 2004

* Thomas M. Stinson	Director and Senior Vice President	January 30, 2004

* Kelly L. Groh	Senior Vice President and Chief Financial Officer	January 30, 2004

Name	Title	Date

* John E. Karaffa	Vice President and Controller	January 30, 2004

/s/ HEATHER HARKER Heather Harker	Vice President, Associate General Counsel and Assistant Secretary	January 30, 2004

*By:	/s/ HEATHER HARKER Heather Harker	, pursuant to Power of Attorney executed on January 14, 2003.